36. Related-party transactions (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	$ (101,896)	$ (81,846)	$ (53,000)
EASA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(41,274)	(36,708)	(22,791)
SACME
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(46,703)	(35,436)	(27,331)
Salaverri, Dellatorre, Burgio y Wetzler Malbran
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(593)	(3,454)	(679)
PYSSA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	0	(21)	(89)
OSV
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(12,844)	(6,227)	0
ABELOVICH, POLANO & ASSOC.
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(482)	0	0
PISA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	$ 0	$ 0	$ (2,110)